Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 78,781	$ 101,029	$ 45,033
Marketable securities, available for sale	171,389
Prepaid expenses and other current assets	4,998	494	581
Total current assets	255,168	101,523	45,614
Property and equipment, net	954	1,000	256
Right-of-use assets from operating leases	1,250
Security deposits	73	73	38
Deferred financing costs		684
Total assets	257,445	103,280	45,908
Current liabilities:
Accounts payable	4,086	1,494	1,339
Accrued expenses and other current liabilities	1,992	2,415	2,750
Accrued compensation	1,672	1,413	436
Current portion of operating lease liabilities	138
Total current liabilities	7,888	5,322	4,525
Other long-term liabilities	260
Operating lease liabilities, net of current portion	1,382	448	66
Commitments and contingencies
Convertible preferred stock		145,916	66,161
Stockholders' equity (deficit):
Common stock	34	1	1
Additional paid-in capital	328,978	2,346	1,123
Accumulated other comprehensive income	345
Accumulated deficit	(81,442)	(50,753)	(25,968)
Total stockholders' equity (deficit)	247,915	(48,406)	(24,844)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)	$ 257,445	$ 103,280	$ 45,908